Note 24 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 3,576	€ 4,272	€ 4,631	€ 4,787
Other long term employee benefits	[1]	632	49	61
Legal proceedings provision		623	612	677
Provisions For Commitments and Contingent Risks		691	728	711
Other provisions	[2]	366	479	457
Provisions		€ 5,889	€ 6,141	€ 6,538

[1]	(*) The variation is mainly explained by the collective layoff procedure that is being carried out at Banco Bilbao Vizcaya Argentaria, S.A.
[2]	(**) Individually insignificant provisions or contingencies, for various concepts in different geographies.